Segments of Operations	9 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Segments of Operations
Segments of Operations

GALIC manages its business as two segments: (i) Annuity and (ii) Run-off life. GALIC’s annuity business markets traditional fixed and fixed-indexed annuities in the retail, financial institutions and education markets. GALIC’s reportable segments and their components were determined based primarily upon similar economic characteristics, products and services.

The following tables (in millions) show GALIC’s assets, revenues and earnings before income taxes by segment.

	December 31,
	2014	2013	2012
Assets
Annuity	$27,218	$24,206	$20,673
Run-off life	794	839	842
Total assets	$28,012	$25,045	$21,515

	Nine months ended
	September 30,		Year ended December 31,
	2015	2014	2014	2013	2012
	(unaudited)	(unaudited)
Revenues
Annuity:
Net investment income	$905	$838	$1,120	$1,017	$950
Other income	78	63	94	77	77
Total annuity	983	901	1,214	1,094	1,027
Run-off life	34	37	48	52	56
Total revenues before realized gains	1,017	938	1,262	1,146	1,083
Realized gains on securities	2	26	35	68	65
Total revenues	$1,019	$964	$1,297	$1,214	$1,148

Earnings Before Income Taxes
Annuity	$233	$237	$318	$320	$252
Run-off life	2	(2)	(1)	3	2
Total earnings before realized gains and income taxes	235	235	317	323	254
Realized gains on securities	2	26	35	68	65
Total earnings before income taxes	$237	$261	$352	$391	$319